Investments (Components of Net Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities, Gain (Loss) [Abstract]
Fixed maturity securities — net gains (losses) on sales and disposals	$ 251	$ 318	$ 651
Equity securities — net gains (losses) on sales and disposals	19	43	87
Other net investment gains (losses):
FVO and trading securities — FVO general account securities	0	0	9
Mortgage Loans	(231)	(93)	(53)
Real estate and real estate joint ventures	182	433	226
Other limited partnership interests	(64)	(66)	(69)
Other	(100)	(4)	(155)
Subtotal - investment portfolio gains (losses)	(125)	535	630
FVO CSEs - changes in estimated fair value subsequent to consolidation:
Securities	1	0	0
Long-term debt — related to securities	0	0	(1)
Non-investment portfolio gains (losses)	429	111	(291)
Subtotal	430	111	(292)
Total net investment gains (losses)	305	646	338
Fixed Maturity Securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(107)	(59)	(45)
Net investment gains (losses)	144	259	606
Industrial
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(63)	(2)	0
Utility
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(21)	(15)	0
Consumer
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(20)	(5)
Communications
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(3)	0	0
Corporate fixed maturity securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(87)	(37)	(5)
RMBS (1)
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(18)	(16)	(20)
ABS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(2)	0	(7)
CMBS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(13)
State and political subdivision
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(6)	0
Equity securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(75)	(37)	(21)
Net investment gains (losses)	(56)	6	66
Common stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(75)	(36)	(6)
Non-redeemable preferred stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	$ 0	$ (1)	$ (15)